Note 24 - Loans and Borrowings (Details Textual) $ in Thousands	Oct. 19, 2016 USD ($)	Jun. 23, 2017
Statement Line Items [Line Items]
Notional amount	$ 3,000
Borrowings, interest rate	7.25%	7.25%
Payments for debt issue costs	$ 73
Borrowings, number of quarterly installements	8
Borrowing, quarterly payment	$ 375
General notarial bond	$ 3,000